Intangible assets net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible assets net
Schedule of Intangible assets, net
	September 30,	September 30,
	2023	2022

Software	$14,049	$14,409
Purchased patents	977,287	1,002,360
Subtotal	991,336	1,016,769
Less: accumulated amortization	(988,276)	(1,004,856)
Intangible assets, net	$3,060	$11,913

Schedule of estimated future amortization expense
Amortization
expense
Fiscal 2024	$448
Fiscal 2025	448
Fiscal 2026	448
Fiscal 2027	448
Fiscal 2028	448
Thereafter	820
Total	$3,060